Commitments and Contingencies - Schedule of Maturity of Operating Lease Liability (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 56,790	$ 75,594
2027	77,860	77,860
Total lease payments	134,650	153,454
Less: present value adjustment	4,960	6,478
Total lease liabilities	$ 129,690	$ 146,976